GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

Shares	Description	Value

Underlying Funds – 83.6%
Dynamic(a) – 3.3%
1,647,985	Goldman Sachs Managed Futures Strategy Fund - Class R6	$ 19,199,029

Equity – 17.8%
2,928,169	Goldman Sachs International Equity Insights Fund - Class R6(a)	39,852,375
2,150,785	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6(a)	19,916,265
1,019,618	Goldman Sachs International Small Cap Insights Fund - Class R6(a)	13,112,288
923,177	Goldman Sachs Global Infrastructure Fund - Class R6(a)	12,721,383
669,829	Goldman Sachs Global Real Estate Securities Fund - Class R6(a)	7,997,759
263,027	Goldman Sachs Large Cap Value Insights Fund - Class R6(a)	6,204,812
71,776	Goldman Sachs Small Cap Equity Insights Fund - Class R6(a)	1,846,797
7,372	Health Care Select Sector SPDR Fund	1,009,890
8,835	Energy Select Sector SPDR Fund	675,347

		103,336,916

Exchange Traded Funds(a) – 27.4%
891,130	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	79,346,215
1,022,389	Goldman Sachs Access Investment Grade Corporate Bond ETF	50,945,644
444,738	Goldman Sachs ActiveBeta International Equity ETF	14,556,275
109,928	Goldman Sachs MarketBeta International Equity ETF	5,782,026
167,262	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	5,666,836
58,442	Goldman Sachs MarketBeta Emerging Markets Equity ETF	2,703,474

		159,000,470

Fixed Income(a) – 35.1%
12,712,717	Goldman Sachs Global Income Fund - Class R6	152,298,349
1,581,414	Goldman Sachs Core Fixed Income Fund - Class R6	16,067,161
1,160,083	Goldman Sachs Emerging Markets Debt Fund - Class R6	12,366,489
1,927,767	Goldman Sachs High Yield Fund - Class R6	11,624,436
1,159,847	Goldman Sachs Short Duration Bond Fund - Class R6	11,285,311
21,506	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	107,316

		203,749,062

TOTAL UNDERLYING FUNDS – 83.6% (Cost $471,871,611)		$485,285,477

Shares	Distribution Rate	Value

Investment Companies(a) – 14.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
57,703,027	0.253%	$ 57,703,027
Goldman Sachs High Yield Floating Rate Fund - Class R6
1,861,317	3.409	17,198,565
Goldman Sachs MLP & Energy Fund-Class R6
803,026	4.271	9,034,045

TOTAL INVESTMENT COMPANIES (Cost $83,478,839)		$ 83,935,637

TOTAL INVESTMENTS – 98.1% (Cost $555,350,450)		$569,221,114

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		11,199,569

NET ASSETS – 100.0%		$580,420,683

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated issuer.

Investment Abbreviation:
ETF	— Exchange Traded Fund

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2022, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	14,337,170	EUR	12,880,000	06/15/22	$46,241
	USD	4,470,541	CHF	4,100,000	06/15/22	18,812
	USD	1,079,029	DKK	7,210,000	06/15/22	3,616
	USD	1,178,139	HKD	9,200,000	06/15/22	2,338
	USD	6,524,492	GBP	4,890,000	06/15/22	102,579
	USD	9,997,004	JPY	1,151,000,000	06/15/22	522,884

TOTAL						$696,470

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	197,887	ILS	640,000	06/15/22	$(3,146)
	USD	297,657	NOK	2,650,000	06/15/22	(3,204)
	USD	87,866	NZD	130,000	06/15/22	(2,112)
	USD	3,074,590	AUD	4,220,000	06/15/22	(87,439)
	USD	471,689	SGD	640,000	06/15/22	(515)
	USD	1,602,111	SEK	15,525,000	06/15/22	(52,324)

TOTAL						$(148,740)

TOTAL						$547,730

FUTURES CONTRACTS — At March 31, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro Stoxx 50 Index	187	06/17/22	$907,119	$40,488
S&P 500 E-Mini Index	152	06/17/22	34,433,700	2,695,739
10 Year U.S. Treasury Notes	352	06/21/22	43,252,000	(1,388,972)

TOTAL FUTURES CONTRACTS				$1,347,255

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2022, the Portfolio had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	$97.750	03/13/2023	172	$430,000	$105,350	$620,238	$(514,888)
Eurodollar Futures	97.750	06/19/2023	96	240,000	65,400	391,501	(326,101)
Eurodollar Futures	98.000	12/19/2022	46	115,000	20,700	114,531	(93,831)
Eurodollar Futures	98.250	09/19/2022	48	120,000	16,800	114,711	(97,911)
Eurodollar Futures	98.750	12/19/2022	128	320,000	17,600	118,697	(101,097)
Eurodollar Futures	99.000	06/13/2022	94	235,000	5,288	98,918	(93,630)
Eurodollar Futures	99.000	09/19/2022	132	330,000	9,074	100,956	(91,882)
Eurodollar Futures	99.000	12/19/2022	384	960,000	36,000	546,824	(510,824)

TOTAL			1,100	$2,750,000	$276,212	$2,106,376	$(1,830,164)

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
KOSPI 200 Index	JPMorgan Securities, Inc.	$388.330	04/14/2022	2,977,550	$2,977,550	$99	$17,876	$(17,777)

Written option contracts
Puts
SPX Index	Citibank NA	3,877.570	12/30/2022	(415)	(415)	(60,217)	(74,451)	14,234
SPX Index	Citibank NA	4,119.400	12/30/2022	(415)	(415)	(81,338)	(96,492)	15,154
XLV Index	Citibank NA	127.250	12/30/2022	(7,213)	(7,213)	(37,496)	(59,147)	21,651
KOSPI 200 Index	JPMorgan Securities, Inc.	339.320	04/14/2022	(2,977,550)	(2,977,550)	(534)	(8,467)	7,933
SPX Index	MS & Co. Int. PLC	3,998.210	12/30/2022	(221)	(221)	(37,295)	(65,557)	28,262

Total written option contracts				(2,985,814)	$(2,985,814)	$(216,880)	$(304,114)	$87,234

TOTAL				(8,264)	$(8,264)	$(216,781)	$(286,238)	$69,457

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put CHF	MS & Co. Int. PLC	$0.930	03/07/2023	390,000	$390,000	$6,039	$6,408	$(369)
Put EUR/Call USD	MS & Co. Int. PLC	1.192	03/07/2023	344,000	344,000	24,384	19,475	4,909

Total purchased option contracts				734,000	$734,000	$30,423	$25,883	$4,540

Written option contracts
Puts
Put EUR/Call USD	MS & Co. Int. PLC	1.192	03/07/2023	(344,000)	(344,000)	(24,384)	(16,700)	(7,684)

TOTAL				390,000	$390,000	$6,039	$9,183	$(3,144)

Abbreviation:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

Shares	Description	Value

Underlying Funds – 89.6%
Dynamic(a) – 2.9%
2,383,714	Goldman Sachs Managed Futures Strategy Fund - Class R6	$ 27,770,271

Equity – 25.8%
7,055,993	Goldman Sachs International Equity Insights Fund - Class R6(a)	96,032,065
5,400,657	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6(a)	50,010,087
2,211,849	Goldman Sachs International Small Cap Insights Fund - Class R6(a)	28,444,374
1,645,453	Goldman Sachs Global Infrastructure Fund – Class R6(a)	22,674,345
1,660,198	Goldman Sachs MLP & Energy Fund - Class R6(a)	18,677,225
601,850	Goldman Sachs Large Cap Value Insights Fund - Class R6(a)	14,197,637
1,156,283	Goldman Sachs Global Real Estate Securities Fund - Class R6(a)	13,806,023
164,235	Goldman Sachs Small Cap Equity Insights Fund - Class R6(a)	4,225,767
9,851	Health Care Select Sector SPDR Fund	1,349,489
11,302	Energy Select Sector SPDR Fund	863,925

		250,280,937

Exchange Traded Funds(a) – 41.8%
2,873,903	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	255,892,323
1,667,374	Goldman Sachs Access Investment Grade Corporate Bond ETF	83,085,247
1,017,634	Goldman Sachs ActiveBeta International Equity ETF	33,307,161
251,534	Goldman Sachs MarketBeta International Equity ETF	13,230,261
382,723	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	12,966,655
133,725	Goldman Sachs MarketBeta Emerging Markets Equity ETF	6,185,998

		404,667,645

Fixed Income(a) – 19.1%
7,415,928	Goldman Sachs Global Income Fund - Class R6	88,842,819
3,002,959	Goldman Sachs High Yield Floating Rate Fund - Class R6	27,747,342
2,535,444	Goldman Sachs Emerging Markets Debt Fund - Class R6	27,027,837
1,978,627	Goldman Sachs Short Duration Bond Fund - Class R6	19,252,039
3,143,459	Goldman Sachs High Yield Fund - Class R6	18,955,059

Shares	Description	Value

Underlying Funds – (continued)
Fixed Income(a) – (continued)
682,182	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	$ 3,404,087

		185,229,183

TOTAL UNDERLYING FUNDS – 89.6% (Cost $782,406,348)		$867,948,036

Shares	Dividend Rate	Value

Investment Company(a) – 8.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
78,502,632	0.253%	$ 78,502,632
(Cost $78,502,632)

TOTAL INVESTMENTS – 97.7% (Cost $860,908,980)		$946,450,668

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%		22,618,758

NET ASSETS – 100.0%		$969,069,426

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbrevations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviation:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our tollfree Shareholder Services Line at 1-800-526-7384 or visitus on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2022, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	16,285,303	JPY	1,875,000,000	06/15/22	$851,787
	USD	10,633,988	GBP	7,970,000	06/15/22	167,190
	USD	1,919,598	HKD	14,990,000	06/15/22	3,809
	USD	1,759,969	DKK	11,760,000	06/15/22	5,897
	USD	7,272,807	CHF	6,670,000	06/15/22	30,604
	USD	23,375,820	EUR	21,000,000	06/15/22	75,393

TOTAL						$1,134,680

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	2,608,268	SEK	25,275,000	06/15/22	$(85,184)
	USD	766,494	SGD	1,040,000	06/15/22	(837)
	USD	5,019,888	AUD	6,890,000	06/15/22	(142,763)
	USD	148,696	NZD	220,000	06/15/22	(3,573)
	USD	482,991	NOK	4,300,000	06/15/22	(5,199)
	USD	321,567	ILS	1,040,000	06/15/22	(5,112)

TOTAL						$(242,668)

FUTURES CONTRACTS — At March 31, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro Stoxx 50 Index	243	06/17/22	$1,178,770	$52,612
S&P 500 E-Mini Index	290	06/17/22	65,695,875	4,958,424
10 Year U.S. Treasury Notes	533	06/21/22	65,492,375	(2,131,311)

TOTAL FUTURES CONTRACTS				$2,879,725

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2022, the Portfolio had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	$97.750	06/19/2023	161	$402,500	$109,681	$656,580	$(546,899)
Eurodollar Futures	97.750	03/13/2023	285	712,500	174,562	1,030,250	(855,688)
Eurodollar Futures	98.000	12/19/2022	76	190,000	34,200	189,226	(155,026)
Eurodollar Futures	98.250	09/19/2022	78	195,000	27,300	186,406	(159,106)
Eurodollar Futures	98.750	12/19/2022	209	522,500	28,738	193,810	(165,072)
Eurodollar Futures	99.000	06/13/2022	153	382,500	8,606	161,005	(152,399)
Eurodollar Futures	99.000	09/19/2022	216	540,000	14,850	165,201	(150,351)
Eurodollar Futures	99.000	12/19/2022	698	1,745,000	65,438	993,966	(928,528)

TOTAL			1,876	$4,690,000	$463,375	$3,576,444	$(3,113,069)

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
KOSPI 200 Index	JPMorgan Securities, Inc.	$388.330	04/14/2022	3,913,060	$3,913,060	$130	$23,492	$(23,362)

Written option contracts
Puts
SPX Index	MS & Co. Int. PLC	3,998.210	12/30/2022	(288)	(288)	(48,602)	(85,432)	36,830
KOSPI 200 Index	JPMorgan Securities, Inc.	339.320	04/14/2022	(3,913,060)	(3,913,060)	(702)	(11,128)	10,426
SPX Index	Citibank NA	3,877.570	12/30/2022	(546)	(546)	(79,225)	(97,952)	18,727
XLV Index	Citibank NA	127.250	12/30/2022	(9,490)	(9,490)	(49,332)	(77,818)	28,486
SPX Index	Citibank NA	4,119.400	12/30/2022	(546)	(546)	(107,014)	(126,951)	19,937

Total written option contracts				(3,923,930)	$(3,923,930)	$(284,875)	$(399,281)	$114,406

TOTAL				(10,870)	$(10,870)	$(284,745)	$(375,789)	$91,044

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put CHF	MS & Co. Int. PLC	$0.930	03/07/2023	520,000	$520,000	$8,052	$8,543	$(491)

Puts
Put EUR/Call USD	MS & Co. Int. PLC	$1.192	03/07/2023	459,000	459,000	32,536	25,986	6,550

Total purchased option contracts				979,000	$979,000	$40,588	$34,529	$6,059

Written option contracts
Puts
Put EUR/Call USD	MS & Co. Int. PLC	1.192	03/07/2023	(459,000)	(459,000)	(32,536)	(22,283)	(10,253)

TOTAL				520,000	$520,000	$8,052	$12,246	$(4,194)

Abbreviation:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

Shares	Description	Value

Underlying Funds – 85.8%
Dynamic(a) – 1.7%
1,353,981	Goldman Sachs Managed Futures Strategy Fund - Class R6	$ 15,773,882

Equity – 31.9%
8,971,049	Goldman Sachs International Equity Insights Fund - Class R6(a)	122,095,978
7,505,681	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6(a)	69,502,604
3,496,864	Goldman Sachs International Small Cap Insights Fund - Class R6(a)	44,969,674
1,611,916	Goldman Sachs Global Infrastructure Fund - Class R6(a)	22,212,205
657,382	Goldman Sachs Large Cap Value Insights Fund - Class R6(a)	15,507,644
1,037,661	Goldman Sachs Global Real Estate Securities Fund - Class R6(a)	12,389,669
179,389	Goldman Sachs Small Cap Equity Insights Fund - Class R6(a)	4,615,679
6,405	Health Care Select Sector SPDR Fund	877,421
9,099	Energy Select Sector SPDR Fund	695,527

		292,866,402

Exchange Traded Funds(a) – 44.9%
3,721,922	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	331,399,935
1,111,530	Goldman Sachs ActiveBeta International Equity ETF	36,380,377
274,742	Goldman Sachs MarketBeta International Equity ETF	14,450,962
418,037	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	14,163,094
171,088	Goldman Sachs Access Investment Grade Corporate Bond ETF	8,525,315
146,063	Goldman Sachs MarketBeta Emerging Markets Equity ETF	6,756,743

		411,676,426

Fixed Income(a) – 7.3%
2,874,128	Goldman Sachs Emerging Markets Debt Fund - Class R6	30,638,202
3,045,858	Goldman Sachs High Yield Fund - Class R6	18,366,521
1,859,171	Goldman Sachs Short Duration Bond Fund - Class R6	18,089,737
8,724	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	43,534

		67,137,993

TOTAL UNDERLYING FUNDS – 85.8% (Cost $671,474,492)		$787,454,703

Shares	Dividend Rate	Value

Investment Companies(a) – 12.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
74,967,498	0.253%	$ 74,967,498
Goldman Sachs High Yield Floating Rate Fund - Class R6
1,732,252	3.409	16,006,007
Goldman Sachs MLP & Energy Fund-Class R6
1,698,665	4.271	19,109,976

TOTAL INVESTMENT COMPANIES (Cost $108,852,122)		$110,083,481

TOTAL INVESTMENTS – 97.8% (Cost $780,326,614)		$897,538,184

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%		20,383,890

NET ASSETS – 100.0%		$917,922,074

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviation:
ETF	— Exchange Traded Fund

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2022, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	1,659,699	DKK	11,090,000	06/15/22	$5,561
	USD	1,810,749	HKD	14,140,000	06/15/22	3,593
	USD	6,869,368	CHF	6,300,000	06/15/22	28,906
	USD	22,051,190	EUR	19,810,000	06/15/22	71,121
	USD	15,364,640	JPY	1,769,000,000	06/15/22	803,633
	USD	10,033,575	GBP	7,520,000	06/15/22	157,750

TOTAL						$1,070,564

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	454,910	NOK	4,050,000	06/15/22	$(4,897)
	USD	296,831	ILS	960,000	06/15/22	(4,719)
	USD	2,461,214	SEK	23,850,000	06/15/22	(80,381)
	USD	135,179	NZD	200,000	06/15/22	(3,249)
	USD	722,273	SGD	980,000	06/15/22	(788)
	USD	4,728,458	AUD	6,490,000	06/15/22	(134,475)

TOTAL						$(228,509)

FUTURES CONTRACTS — At March 31, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro Stoxx 50 Index	167	06/17/22	$810,101	$36,172
S&P 500 E-Mini Index	319	06/17/22	72,265,463	5,455,109
10 Year U.S. Treasury Notes	533	06/21/22	65,492,375	(2,111,099)

TOTAL FUTURES CONTRACTS				$3,380,182

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2022, the Portfolio had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	$97.750	03/13/2023	310	$775,000	$189,875	$1,102,302	$(912,427)
Eurodollar Futures	97.750	06/19/2023	163	407,500	111,044	664,736	(553,692)
Eurodollar Futures	98.000	12/19/2022	88	220,000	39,600	219,104	(179,504)
Eurodollar Futures	98.250	09/19/2022	91	227,500	31,850	217,474	(185,624)
Eurodollar Futures	98.750	12/19/2022	243	607,500	33,413	225,339	(191,926)
Eurodollar Futures	99.000	06/13/2022	178	445,000	10,012	187,313	(177,301)
Eurodollar Futures	99.000	09/19/2022	251	627,500	17,256	191,970	(174,714)
Eurodollar Futures	99.000	12/19/2022	741	1,852,500	69,469	1,055,199	(985,730)

TOTAL			2,065	$5,162,500	$502,519	$3,863,437	$(3,360,918)

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
KOSPI 200 Index	JPMorgan Securities, Inc.	$388.330	04/14/2022	2,753,605	$2,753,605	$91	$16,531	$(16,440)

Written option contracts
Puts
SPX Index	Citibank NA	3,877.570	12/30/2022	(384)	(384)	(55,718)	(68,889)	13,171
SPX Index	Citibank NA	4,119.400	12/30/2022	(384)	(384)	(75,262)	(89,284)	14,022
XLV Index	Citibank NA	127.250	12/30/2022	(6,685)	(6,685)	(34,751)	(54,817)	20,066
KOSPI 200 Index	JPMorgan Securities, Inc.	339.320	04/14/2022	(2,753,605)	(2,753,605)	(494)	(7,831)	7,337
SPX Index	MS & Co. Int. PLC	3,998.210	12/30/2022	(201)	(201)	(33,921)	(59,625)	25,704

Total written option contracts				(2,761,259)	$(2,761,259)	$(200,146)	$(280,446)	$80,300

TOTAL				(7,654)	$(7,654)	$(200,055)	$(263,915)	$63,860

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put CHF	MS & Co. Int. PLC	$0.930	03/07/2023	360,000	$360,000	$5,574	$5,915	$(341)

Puts
Put EUR/Call USD	MS & Co. Int. PLC	$1.192	03/07/2023	318,000	318,000	22,541	18,003	4,538

Total purchased option contracts				678,000	$678,000	$28,115	$23,918	$4,197

Written option contracts
Puts
Put EUR/Call USD	MS & Co. Int. PLC	1.192	03/07/2023	(318,000)	(318,000)	(22,541)	(15,438)	(7,103)

TOTAL				360,000	$360,000	$5,574	$8,480	$(2,906)

Abbreviation:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments

March 31, 2022 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 99.3%
Equity – 62.9%
1,954,002	Goldman Sachs International Small Cap Insights Fund - Class R6	$ 25,128,468
1,808,873	Goldman Sachs Global Infrastructure Fund - Class R6	24,926,272
758,432	Goldman Sachs Global Real Estate Securities Fund - Class R6	9,055,678
697,714	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	6,460,834
185,114	Goldman Sachs Emerging Markets Equity Fund - Class R6	4,672,281
135,803	Goldman Sachs MLP Energy Infrastructure Fund - Class R6	3,915,196

		74,158,729

Exchange Traded Funds – 3.0%
105,925	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	3,588,739

Fixed Income – 33.4%
1,418,748	Goldman Sachs Emerging Markets Debt Fund - Class R6	15,123,852
1,350,810	Goldman Sachs High Yield Fund - Class R6	8,145,385
863,540	Goldman Sachs High Yield Floating Rate Fund - Class R6	7,979,107
616,172	Goldman Sachs Inflation Protected Securities Fund - Class R6	6,962,741
222,193	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	1,108,743

		39,319,828

TOTAL UNDERLYING FUNDS – 99.3% (Cost $94,319,963)		$117,067,296

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		852,363

NET ASSETS – 100.0%		$117,919,659

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated issuer.

Investment Abbreviation:
ETF	— Exchange Traded Fund

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

A. Investment Valuation — The valuation policy of the Portfolios and underlying funds (“Underlying Funds”) is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying Funds (‘Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invest in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which the Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolios’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

D. Fair Value Hierarchy — The following is a summary of Portfolios’ investments and derivatives classified in the fair value hierarchy as of March 31, 2022:

BALANCED STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds
Dynamic	$19,199,029	$—	$—
Equity	103,336,916	—	—
Exchange Traded Funds	159,000,470	—	—
Fixed Income	203,749,062	—	—
Investment Companies	83,935,637	—	—

Total	$569,221,114	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$696,470	$—
Futures Contracts(a)	2,736,227	—	—
Purchased Option Contracts	276,212	30,522	—

Total	$3,012,439	$726,992	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(148,740)	$—
Futures Contracts(a)	(1,388,972)	—	—
Written option contracts	—	(241,264)	—

Total	$(1,388,972)	$(390,004)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued)

GROWTH AND INCOME STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds
Dynamic	$27,770,271	$—	$—
Equity	250,280,937	—	—
Exchange Traded Funds	404,667,645	—	—
Fixed Income	185,229,183	—	—
Investment Companies	78,502,632	—	—

Total	$946,450,668	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$1,134,680	$—
Futures Contracts(a)	5,011,036	—	—
Purchased Option Contracts	463,375	40,718	—

Total	$5,474,411	$1,175,398	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(242,668)	$—
Futures Contracts(a)	(2,131,311)	—	—
Written Option Contracts	—	(317,411)	—

Total	$(2,131,311)	$(560,079)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GROWTH STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds
Dynamic	$15,773,882	$—	$—
Equity	292,866,402	—	—
Exchange Traded Funds	411,676,426	—	—
Fixed Income	67,137,993	—	—
Investment Companies	110,083,481	—	—

Total	$897,538,184	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$1,070,564	$—
Futures Contracts(a)	5,491,281	—	—
Purchased Option Contracts	502,519	28,206	—

Total	$5,993,800	$1,098,770	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(228,509)	$—
Futures Contracts(a)	(2,111,099)	—	—
Written option contracts	—	(222,687)	—

Total	$(2,111,099)	$(451,196)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued)

SATELLITE STRATEGIES

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds
Equity	$74,158,729	$—	$—
Exchange Traded Funds	3,588,739	—	—
Fixed Income	39,319,828	—	—

Total	$117,067,296	$—	$—

For further information regarding security characteristics, see the Schedules of Investments.

The Portfolios’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Portfolio’s investments in dividend-paying securities could cause a Portfolio to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Portfolio’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Portfolio to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Portfolio or an Underlying Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Portfolio or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Portfolio or an Underlying Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Investments in the Underlying Funds Risk — The investments of the Portfolios may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. The Portfolios’ investment performance is directly related to the investment performance of the Underlying Funds it holds. The Portfolios are subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. If the Portfolios have a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued)

otherwise do so, which may negatively impact a Portfolio’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s or the Underlying Fund’s expense ratio. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Portfolio or an Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio or Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio or Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Portfolio or Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s or Underlying Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Portfolio investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Portfolio’s or Underlying Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Portfolio and an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of securities in which a Portfolio and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Portfolio and/or an Underlying Fund and their investments. Additionally, a Portfolio and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio and the Underlying Fund have unsettled or open transactions defaults.